CASH FLOW STATEMENT - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019	[1]
Disclosure of cash flow statement [Abstract]
Cash and balances at central banks	£ 91,388	£ 76,420		£ 73,257
Less: mandatory reserve deposits	(2,111)	(2,178)		(1,875)
Bank balances at central banks other than mandatory reserve deposits	89,277	74,242		71,382
Loans and advances to banks	14,418	10,533		10,746
Less amounts with a maturity of three months or more	(7,866)	(5,581)		(3,983)
Loans and advances to banks current	6,552	4,952		6,763
Total cash and cash equivalents	£ 95,829	£ 79,194	[1]	£ 78,145	[1]	£ 59,507	£ 59,507

[1]	1 Restated, see page F-16.